Liability in Respect of Government Grants (Details) - Schedule of reimbursement of research expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reimbursement of research expenses [Abstract]
Beginning balance	$ 372
Amounts received during the year, non- capitalized	107	694
Exchange rate differences	10	25
Amounts recognized as an offset from research and development expenses	(255)	(383)
Revaluation of the liability	68	36
Ending balance	$ 302	$ 372